Note 10 - Income Taxes (Details) - USD ($)	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Deferred Income Taxes and Other Assets, Current												$ 1,055,357
Deferred Tax Assets, Operating Loss Carryforwards, Domestic												3,015,305
Deferred Tax Assets, Operating Loss Carryforwards	$ 263,443	$ 25,511	$ 311,890	$ 166,911	$ 135,096	$ 151,874	$ 159,141	$ 686,775	$ 594,905	$ 518,390	$ 1,369	$ 995,481	$ 963,152	$ 953,827